UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

February 28, 2017

SDI-QTLY-0417
1.814104.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.5%
	Principal Amount	Value
Convertible Bonds - 9.1%
CONSUMER DISCRETIONARY - 1.5%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21	$2,176,000	$2,725,440
Household Durables - 0.1%
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,480,188
Toll Brothers Finance Corp. 0.5% 9/15/32	4,160,000	4,100,200
		7,580,388
Media - 1.3%
DISH Network Corp. 3.375% 8/15/26 (a)	24,225,000	29,160,844
Liberty Media Corp.:
1% 1/30/23 (a)	13,190,000	13,734,088
1.375% 10/15/23	10,960,000	12,357,400
3.5% 1/15/31	26,670,000	14,216,444
		69,468,776
TOTAL CONSUMER DISCRETIONARY		79,774,604
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 7.5% 1/15/19 (b)	8,578,000	13,207,615
ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	2,200,000	2,242,625
Nabors Industries, Inc. 0.75% 1/15/24 (a)	2,700,000	2,605,500
Weatherford International Ltd. 5.875% 7/1/21	7,795,000	9,241,947
		14,090,072
Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	12,010,000	11,814,838
Oasis Petroleum, Inc. 2.625% 9/15/23	1,450,000	1,963,844
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	20,790,000	18,217,238
SM Energy Co. 1.5% 7/1/21	3,250,000	3,225,979
		35,221,899
TOTAL ENERGY		49,311,971
FINANCIALS - 0.1%
Insurance - 0.1%
FNF Group 4.25% 8/15/18	1,450,000	3,102,094
HEALTH CARE - 0.9%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	4,030,000	4,380,106
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	6,000,000	7,481,250
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	2,350,000	2,364,688
		14,226,044
Health Care Equipment & Supplies - 0.1%
Hologic, Inc. 2% 3/1/42 (c)	4,350,000	5,924,156
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43	10,179,000	12,233,886
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	3,390,000	3,892,144
Horizon Pharma Investment Ltd. 2.5% 3/15/22	3,260,000	3,054,213
Jazz Investments I Ltd. 1.875% 8/15/21	4,480,000	4,631,200
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	5,220,000	5,709,375
Theravance Biopharma, Inc. 3.25% 11/1/23	1,700,000	1,921,000
		19,207,932
TOTAL HEALTH CARE		51,592,018
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	3,600,000	3,695,616
Electrical Equipment - 0.1%
General Cable Corp. 4.5% 11/15/29 (c)	6,300,000	4,665,938
Machinery - 0.2%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	2,640,000	2,673,000
Navistar International Corp. New 4.75% 4/15/19	5,770,000	5,582,475
Trinity Industries, Inc. 3.875% 6/1/36	3,800,000	4,693,000
		12,948,475
TOTAL INDUSTRIALS		21,310,029
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc. 1.375% 1/1/20	19,430,000	19,612,156
Ciena Corp. 0.875% 6/15/17	9,500,000	9,464,375
InterDigital, Inc. 1.5% 3/1/20	20,435,000	26,271,747
Liberty Interactive LLC 1.75% 9/30/46 (a)	8,570,000	9,566,263
		64,914,541
Electronic Equipment & Components - 0.1%
OSI Systems, Inc. 1.25% 9/1/22 (a)	2,700,000	2,629,125
Internet Software & Services - 1.5%
Gogo, Inc. 3.75% 3/1/20	6,190,000	4,905,575
Twitter, Inc.:
0.25% 9/15/19	13,030,000	12,191,194
1% 9/15/21	29,498,000	27,064,415
VeriSign, Inc. 3.25% 8/15/37 (b)	8,620,000	20,855,013
Web.com Group, Inc. 1% 8/15/18	2,150,000	2,080,125
WebMD Health Corp.:
1.5% 12/1/20	2,950,000	3,444,125
2.5% 1/31/18	1,200,000	1,225,500
Yahoo!, Inc. 0% 12/1/18	10,200,000	10,518,750
		82,284,697
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. 2.125% 9/1/26	240,000	470,700
Intel Corp. 3.25% 8/1/39	6,520,000	11,450,750
Microchip Technology, Inc.:
1.625% 2/15/25	4,300,000	6,135,563
1.625% 2/15/27 (a)	11,840,000	11,951,000
Micron Technology, Inc.:
2.125% 2/15/33	5,710,000	12,665,494
3% 11/15/43	12,370,000	12,408,656
Novellus Systems, Inc. 2.625% 5/15/41	1,300,000	4,540,250
NVIDIA Corp. 1% 12/1/18	80,000	403,100
NXP Semiconductors NV 1% 12/1/19	5,070,000	5,849,513
Teradyne, Inc. 1.25% 12/15/23 (a)	1,840,000	2,053,900
		67,928,926
Software - 0.8%
BroadSoft, Inc. 1% 9/1/22	1,400,000	1,750,000
FireEye, Inc. 1.625% 6/1/35	8,010,000	7,083,844
Nice Systems, Inc. 1.25% 1/15/24 (a)	2,580,000	2,696,100
Nuance Communications, Inc.:
1% 12/15/35	6,600,000	6,327,750
2.75% 11/1/31	5,740,000	5,761,525
Salesforce.com, Inc. 0.25% 4/1/18	12,260,000	15,792,413
Workday, Inc. 1.5% 7/15/20	2,580,000	3,194,633
		42,606,265
TOTAL INFORMATION TECHNOLOGY		260,363,554
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	11,200,000	11,851,000
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (a)	5,200,000	5,236,972

TOTAL CONVERTIBLE BONDS		495,749,857

Nonconvertible Bonds - 4.4%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Yum! Brands, Inc. 6.875% 11/15/37	10,960,000	11,234,000
Media - 0.1%
Altice SA 7.625% 2/15/25 (a)	4,430,000	4,717,950
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	585,000	573,300
		5,291,250
Multiline Retail - 0.1%
JC Penney Corp., Inc. 6.375% 10/15/36	5,500,000	4,207,500
TOTAL CONSUMER DISCRETIONARY		20,732,750
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	7,300,000	7,738,000
Albertsons, Inc. 7.45% 8/1/29	15,415,000	15,145,238
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	19,015,000	15,592,300
		38,475,538
Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (a)	13,235,000	13,632,050
TOTAL CONSUMER STAPLES		52,107,588
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. 4.1% 3/15/22	3,685,000	3,279,650
FINANCIALS - 1.6%
Banks - 0.9%
Corestates Capital III 1.609% 2/15/27 (a)(b)	11,895,000	10,675,763
PNC Capital Trust C 1.5007% 6/1/28 (b)	12,000,000	10,800,000
SunTrust Capital III 1.6134% 3/15/28 (b)	13,140,000	11,274,120
Wachovia Capital Trust II 1.5232% 1/15/27 (b)	9,014,000	8,090,065
Wells Fargo Capital II 1.539% 1/30/27 (b)	7,130,000	6,417,000
		47,256,948
Capital Markets - 0.2%
Chase Capital II 1.534% 2/1/27 (b)	4,650,000	4,208,250
Chase Capital III 1.4807% 3/1/27 (b)	4,500,000	4,072,500
Chase Capital Trust VI 1.659% 8/1/28 (b)	4,500,000	4,072,500
		12,353,250
Diversified Financial Services - 0.3%
ILFC E-Capital Trust I 4.67% 12/21/65 (a)(b)	19,290,000	18,132,600
Thrifts & Mortgage Finance - 0.2%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	8,075,000	8,832,031
TOTAL FINANCIALS		86,574,829
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20	5,832,000	6,036,120
Machinery - 0.1%
Navistar International Corp. New 8.25% 11/1/21	3,000,000	3,030,000
TOTAL INDUSTRIALS		9,066,120
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Lucent Technologies, Inc. 6.45% 3/15/29	11,685,000	12,911,925
Software - 0.5%
Dell, Inc.:
5.4% 9/10/40	16,000,000	13,720,000
6.5% 4/15/38	12,440,000	11,973,500
		25,693,500
TOTAL INFORMATION TECHNOLOGY		38,605,425
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp. 8.75% 3/15/32	10,965,000	13,158,000
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (a)	7,660,000	8,866,450
TOTAL TELECOMMUNICATION SERVICES		22,024,450
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3.0654% 10/1/66 (b)	4,950,000	4,318,875
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.625% 11/1/24	4,190,000	3,980,500
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,000,000	2,733,750
TOTAL UTILITIES		11,033,125

TOTAL NONCONVERTIBLE BONDS		243,423,937

TOTAL CORPORATE BONDS
(Cost $697,077,306)		739,173,794
	Shares	Value

Common Stocks - 63.4%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.1%
General Motors Co.	196,600	7,242,744
Hotels, Restaurants & Leisure - 1.2%
Cedar Fair LP (depositary unit)	83,700	5,731,776
Darden Restaurants, Inc.	258,300	19,289,844
Marriott International, Inc. Class A	89,200	7,759,508
McDonald's Corp.	235,000	29,997,750
		62,778,878
Household Durables - 0.1%
Newell Brands, Inc.	94,400	4,628,432
Media - 0.3%
Nexstar Broadcasting Group, Inc. Class A	46,700	3,219,965
The Walt Disney Co.	24,900	2,741,241
Time Warner, Inc.	100,900	9,909,389
		15,870,595
Multiline Retail - 0.2%
Macy's, Inc.	141,900	4,713,918
Target Corp.	81,500	4,789,755
		9,503,673
Specialty Retail - 0.1%
Foot Locker, Inc.	88,500	6,696,795
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	176,186	6,710,925
VF Corp.	223,200	11,706,840
		18,417,765

TOTAL CONSUMER DISCRETIONARY		125,138,882

CONSUMER STAPLES - 8.0%
Beverages - 3.5%
Cott Corp.	500,300	5,329,954
Molson Coors Brewing Co. Class B	128,400	12,890,076
PepsiCo, Inc.	645,400	71,239,252
The Coca-Cola Co.	2,470,400	103,657,984
		193,117,266
Food & Staples Retailing - 1.0%
Kroger Co.	128,500	4,086,300
Wal-Mart Stores, Inc.	707,000	50,147,510
		54,233,810
Food Products - 0.5%
B&G Foods, Inc. Class A	168,050	7,142,125
ConAgra Foods, Inc.	363,800	14,992,198
Lamb Weston Holdings, Inc.	6,064	237,648
Mondelez International, Inc.	74,600	3,276,432
		25,648,403
Household Products - 2.1%
Procter & Gamble Co.	1,261,958	114,926,515
Personal Products - 0.2%
Unilever NV (NY Reg.)	219,700	10,398,401
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	465,600	29,723,904
Imperial Tobacco Group PLC	256,205	12,058,401
		41,782,305

TOTAL CONSUMER STAPLES		440,106,700

ENERGY - 4.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	117,600	9,450,336
Oil, Gas & Consumable Fuels - 4.4%
Boardwalk Pipeline Partners, LP	757,700	13,714,370
Cenovus Energy, Inc.	1,530,100	19,353,772
Chevron Corp.	562,400	63,270,000
ConocoPhillips Co.	263,000	12,510,910
Enterprise Products Partners LP	481,300	13,490,839
EQT Midstream Partners LP	62,200	4,902,604
Exxon Mobil Corp.	291,600	23,712,912
Kinder Morgan, Inc.	816,400	17,397,484
Suncor Energy, Inc.	814,200	25,347,967
The Williams Companies, Inc.	921,800	26,123,812
Western Gas Partners LP	395,142	24,565,978
		244,390,648

TOTAL ENERGY		253,840,984

FINANCIALS - 6.7%
Banks - 3.1%
First Hawaiian, Inc.	285,450	9,043,056
JPMorgan Chase & Co.	699,400	63,379,628
PacWest Bancorp	253,700	13,978,870
Regions Financial Corp.	1,641,300	25,062,651
U.S. Bancorp	595,400	32,747,000
Valley National Bancorp	434,200	5,371,054
Wells Fargo & Co.	319,200	18,475,296
		168,057,555
Capital Markets - 1.7%
Ares Capital Corp.	563,300	9,998,575
BlackRock, Inc. Class A	115,400	44,712,884
The Blackstone Group LP	1,087,700	32,130,658
TPG Specialty Lending, Inc.	410,100	8,005,152
		94,847,269
Consumer Finance - 0.5%
Capital One Financial Corp.	263,400	24,722,724
Insurance - 1.4%
Chubb Ltd.	156,900	21,678,873
First American Financial Corp.	365,900	14,295,713
MetLife, Inc.	279,100	14,636,004
Principal Financial Group, Inc.	430,500	26,923,470
		77,534,060

TOTAL FINANCIALS		365,161,608

HEALTH CARE - 7.6%
Biotechnology - 1.8%
Amgen, Inc.	565,500	99,827,715
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	36,100	6,608,105
Medtronic PLC	467,700	37,841,607
		44,449,712
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	50,500	8,351,690
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	410,600	23,285,126
Eli Lilly & Co.	376,800	31,202,808
GlaxoSmithKline PLC	1,582,900	32,390,758
GlaxoSmithKline PLC sponsored ADR	120,800	5,010,784
Johnson & Johnson	748,844	91,516,225
Merck & Co., Inc.	113,590	7,482,173
Pfizer, Inc.	1,649,200	56,270,704
Sanofi SA sponsored ADR	337,600	14,560,688
		261,719,266

TOTAL HEALTH CARE		414,348,383

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	21,400	5,704,812
United Technologies Corp.	59,500	6,696,725
		12,401,537
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	156,900	7,032,258
Electrical Equipment - 1.0%
Eaton Corp. PLC	342,100	24,624,358
Emerson Electric Co.	462,900	27,820,290
		52,444,648
Industrial Conglomerates - 0.4%
3M Co.	61,500	11,460,525
Honeywell International, Inc.	87,800	10,931,100
		22,391,625
Machinery - 0.2%
Caterpillar, Inc.	79,200	7,655,472
Pentair PLC	67,200	3,901,632
		11,557,104
Road & Rail - 0.7%
Norfolk Southern Corp.	319,300	38,644,879

TOTAL INDUSTRIALS		144,472,051

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	3,204,200	109,519,556
Electronic Equipment & Components - 0.1%
Dell Technologies, Inc. (d)	59,844	3,799,496
Internet Software & Services - 0.2%
Twitter, Inc. (d)(e)	573,000	9,036,210
IT Services - 0.4%
Paychex, Inc.	397,700	24,426,734
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	2,294,800	83,071,760
Maxim Integrated Products, Inc.	558,500	24,741,550
Qualcomm, Inc.	888,700	50,193,776
		158,007,086
Software - 3.3%
Microsoft Corp.	2,802,200	179,284,748
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	192,700	26,397,973
HP, Inc.	1,810,200	31,443,174
		57,841,147

TOTAL INFORMATION TECHNOLOGY		541,914,977

MATERIALS - 1.9%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	543,400	42,678,636
Ingevity Corp. (d)	333	17,972
LyondellBasell Industries NV Class A	300,600	27,426,744
The Dow Chemical Co.	154,100	9,594,266
		79,717,618
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	253,500	3,384,225
WestRock Co.	347,400	18,662,328
		22,046,553

TOTAL MATERIALS		101,764,171

REAL ESTATE - 14.6%
Equity Real Estate Investment Trusts (REITs) - 14.5%
Agree Realty Corp.	233,900	11,608,457
American Assets Trust, Inc.	201,500	8,866,000
American Homes 4 Rent Class A	264,200	6,280,034
American Tower Corp.	37,600	4,316,104
Apartment Investment & Management Co. Class A	358,800	16,694,964
AvalonBay Communities, Inc.	205,840	37,829,275
Boston Properties, Inc.	262,596	36,508,722
Brixmor Property Group, Inc.	526,836	12,296,352
CareTrust (REIT), Inc.	240,100	3,788,778
Cedar Shopping Centers, Inc.	927,819	5,446,298
Colony NorthStar, Inc.	4	59
CoreSite Realty Corp.	160,700	14,474,249
Corporate Office Properties Trust (SBI)	236,600	8,065,694
Corrections Corp. of America	284,800	9,597,760
DCT Industrial Trust, Inc.	518,175	24,789,492
DDR Corp.	595,700	8,613,822
DiamondRock Hospitality Co.	838,100	9,110,147
Douglas Emmett, Inc.	428,100	17,269,554
Duke Realty LP	686,400	17,599,296
Empire State Realty Trust, Inc.	277,700	6,056,637
Equinix, Inc.	109,400	41,142,058
Equity Lifestyle Properties, Inc.	166,537	13,259,676
Equity Residential (SBI)	114,015	7,190,926
Essex Property Trust, Inc.	94,492	22,177,272
Extra Space Storage, Inc.	388,600	30,773,234
FelCor Lodging Trust, Inc.	578,482	4,193,995
Gaming & Leisure Properties	199,300	6,377,600
General Growth Properties, Inc.	143,100	3,557,466
Gramercy Property Trust	186,300	5,208,948
Healthcare Realty Trust, Inc.	677,400	21,649,704
Highwoods Properties, Inc. (SBI)	274,900	14,429,501
Host Hotels & Resorts, Inc.	536,497	9,651,581
Hudson Pacific Properties, Inc.	444,800	16,270,784
Mack-Cali Realty Corp.	321,500	9,371,725
Mid-America Apartment Communities, Inc.	260,989	26,811,400
National Retail Properties, Inc.	457,300	20,688,252
New York (REIT), Inc.	211,000	2,076,240
Outfront Media, Inc.	349,200	9,061,740
Pennsylvania Real Estate Investment Trust (SBI)	269,900	4,453,350
Prologis, Inc.	254,810	13,008,051
Public Storage	92,099	20,948,839
Sabra Health Care REIT, Inc.	517,674	14,080,733
Simon Property Group, Inc.	341,215	62,920,046
Spirit Realty Capital, Inc.	458,800	5,042,212
Sunstone Hotel Investors, Inc.	730,300	10,771,925
Taubman Centers, Inc.	182,000	12,696,320
Terreno Realty Corp.	297,153	8,231,138
Urban Edge Properties	814,257	22,579,347
Ventas, Inc.	594,239	38,655,247
VEREIT, Inc.	2,780,000	25,214,600
Vornado Realty Trust	69,000	7,581,030
Washington REIT (SBI)	216,300	7,075,173
Welltower, Inc.	223,096	15,701,496
		792,063,303
Real Estate Management & Development - 0.1%
Invitation Homes, Inc.	181,900	3,963,601

TOTAL REAL ESTATE		796,026,904

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	2,497,204	104,358,155
Verizon Communications, Inc.	654,500	32,482,835
		136,840,990
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,872,800	4,690,182

TOTAL TELECOMMUNICATION SERVICES		141,531,172

UTILITIES - 2.6%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	364,500	24,410,565
Duke Energy Corp.	338,300	27,926,665
Exelon Corp.	290,600	10,667,926
IDACORP, Inc.	254,800	21,130,564
PPL Corp.	620,900	22,898,792
Xcel Energy, Inc.	790,700	34,561,497
		141,596,009
TOTAL COMMON STOCKS
(Cost $2,840,441,601)		3,465,901,841

Preferred Stocks - 9.1%
Convertible Preferred Stocks - 5.5%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	38,500	3,560,480
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Bunge Ltd. 4.875% (d)	126,900	13,863,825
Post Holdings, Inc.:
3.75% (d)	22,600	3,994,550
5.25% (d)	30,800	4,379,452
Series C 2.50%	75,000	11,653,125
Tyson Foods, Inc. 4.75%	78,400	5,318,656
		39,209,608
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp.:
Series A 5.75% (d)	500	321,875
Series A, 5.75% (a)(d)	12,900	8,304,375
Hess Corp. Series A 8.00%	93,200	5,793,312
Kinder Morgan, Inc. Series A 9.75%	81,000	3,944,700
Southwestern Energy Co. Series B 6.25%	761,083	14,635,626
		32,999,888
FINANCIALS - 1.4%
Banks - 1.4%
Bank of America Corp. Series L 7.25% (d)	23,065	27,447,350
Wells Fargo & Co. 7.50%	40,589	49,721,525
		77,168,875
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00% (d)	15,019	4,761,023
Health Care Providers & Services - 0.6%
Anthem, Inc. 5.25%	380,100	19,065,816
Envision Healthcare Corp. Series A 5.25% (d)	105,900	13,741,584
		32,807,400
Pharmaceuticals - 0.6%
Allergan PLC 5.50%	32,715	28,062,273
Teva Pharmaceutical Industries Ltd. 7%	7,450	4,639,860
		32,702,133
TOTAL HEALTH CARE		70,270,556
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.375% (d)	134,729	5,946,938
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%	120,940	8,562,552
Machinery - 0.0%
Rexnord Corp. Series A 5.75% (d)	50,000	2,681,500
TOTAL INDUSTRIALS		17,190,990
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 5.50% (d)	15,000	1,621,350
Welltower, Inc. Series I, 6.50% (d)	49,800	3,159,312
		4,780,662
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. Series A 11.125%	39,500	2,502,325
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. Series A 5.50%	228,900	23,322,621
TOTAL TELECOMMUNICATION SERVICES		25,824,946
UTILITIES - 0.5%
Electric Utilities - 0.1%
Exelon Corp. 6.50%	108,800	5,394,304
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	99,900	2,989,008
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (d)	306,400	21,467,150
TOTAL UTILITIES		29,850,462

TOTAL CONVERTIBLE PREFERRED STOCKS		300,856,467

Nonconvertible Preferred Stocks - 3.6%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Comcast Corp.	114,589	2,897,956
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	220,000	5,803,600
FINANCIALS - 2.3%
Banks - 1.5%
BB&T Corp.:
5.625%	383,908	9,693,677
5.85%	256,439	6,426,361
Series E, 5.625%	117,554	2,948,254
Series F 5.20%	158,808	3,884,444
Series G 5.20%	88,548	2,201,303
JPMorgan Chase & Co.:
Series AA 6.10%	88,785	2,334,158
Series BB 6.15%	116,378	3,082,853
Series Y, 6.125%	188,040	4,958,615
PNC Financial Services Group, Inc. Series P, 6.125%	188,186	5,361,419
SunTrust Banks, Inc. Series E, 5.875%	657,748	16,516,052
U.S. Bancorp:
Series A, 3.50%	15,865	13,643,900
Series F, 6.50%	16,770	490,523
Wells Fargo & Co.:
5.85%	20,525	551,917
Series P, 5.25%	175,000	4,333,000
Series X, 5.50%	320,742	7,887,046
		84,313,522
Capital Markets - 0.5%
GMAC Capital Trust I Series 2, 8.125%	533,687	13,726,430
Morgan Stanley Series K, 5.85% (d)	160,000	4,136,000
Northern Trust Corp. Series C, 5.85%	163,297	4,373,094
State Street Corp. 6.00%	255,515	6,776,258
		29,011,782
Consumer Finance - 0.1%
Capital One Financial Corp. Series H, 6.00%	40,000	1,010,000
Discover Financial Services Series B, 6.50%	88,850	2,288,776
		3,298,776
Diversified Financial Services - 0.1%
General Electric Capital Corp.:
4.70%	118,294	2,965,631
4.875%	59,122	1,488,101
4.875%	69,744	1,754,759
		6,208,491
Insurance - 0.1%
Allstate Corp.:
6.625%	75,494	2,025,504
Series F 6.25%	38,083	1,007,295
		3,032,799
Mortgage Real Estate Investment Trusts - 0.0%
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	93,061	2,433,545
TOTAL FINANCIALS		128,298,915
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage:
Series C, 5.125%	39,299	942,390
Series E, 4.90%	378,535	8,513,252
Series S, 5.90%	113,376	2,863,878
Series V, 5.375%	218,249	5,388,568
Series W, 5.20%	147,839	3,675,278
Sabra Health Care REIT, Inc. Series A, 7.125%	335,321	8,684,814
Vornado Realty Trust Series L, 5.40%	191,617	4,627,551
		34,695,731
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	123,462	3,119,885
TOTAL REAL ESTATE		37,815,616
UTILITIES - 0.4%
Electric Utilities - 0.3%
Gulf Power Co. 5.60%	30,000	3,023,766
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	226,007	5,406,087
Southern Co. 6.25%	390,053	10,394,912
		18,824,765
Multi-Utilities - 0.1%
SCE Trust IV 5.375%	103,838	2,783,897
TOTAL UTILITIES		21,608,662

TOTAL NONCONVERTIBLE PREFERRED STOCKS		196,424,749

TOTAL PREFERRED STOCKS
(Cost $451,035,203)		497,281,216

Investment Companies - 3.2%
iShares S&P 500 Index ETF	456,621	108,689,497
iShares S&P U.S. Preferred Stock Index ETF	1,657,400	64,141,380
TOTAL INVESTMENT COMPANIES
(Cost $161,337,198)		172,830,877
	Principal Amount	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23(b)
(Cost $12,823,220)	13,140,000	12,605,333

Preferred Securities - 5.8%
FINANCIALS - 4.6%
Banks - 4.6%
Bank of America Corp.:
6.1% (b)(f)	1,895,000	2,074,416
6.25% (b)(f)	8,895,000	9,790,365
6.3% (b)(f)	2,000,000	2,239,867
6.5% (b)(f)	4,000,000	4,460,863
Barclays PLC 8.25% (b)(f)	12,800,000	13,806,933
Citigroup, Inc.:
5.9% (b)(f)	5,000,000	5,242,659
5.95% (b)(f)	5,000,000	5,236,431
6.25% (b)(f)	11,000,000	12,000,859
First Tennessee Bank NA, Memphis % (a)	12,500	8,477,735
JPMorgan Chase & Co.:
5% (b)(f)	20,000,000	20,283,183
5.15% (b)(f)	15,000,000	15,296,577
5.3% (b)(f)	8,500,000	8,946,837
6% (b)(f)	4,000,000	4,208,564
6.1% (b)(f)	8,250,000	8,869,038
6.125% (b)(f)	4,000,000	4,327,915
6.75% (b)(f)	13,500,000	15,021,733
7.9% (b)(f)	27,365,000	29,184,171
Mellon Capital IV 4% (b)(f)	6,417,000	5,440,903
PNC Preferred Funding Trust I 2.6134% (a)(b)(f)	3,450,000	3,469,035
Royal Bank of Scotland Group PLC 8.625% (b)(f)	1,095,000	1,172,870
SunTrust Preferred Capital I 4% (b)(f)	10,366,000	8,445,123
USB Capital IX 3.5% (b)(f)	16,026,000	13,652,149
Wachovia Capital Trust III 5.5698% (b)(f)	5,091,000	5,144,498
Wells Fargo & Co.:
5.875% (b)(f)	16,000,000	17,476,264
5.9% (b)(f)	12,000,000	12,837,824
7.98% (b)(f)	11,855,000	12,913,815
		250,020,627
Capital Markets - 0.0%
Goldman Sachs Capital II 4% (b)(f)	4,694,000	3,939,299

TOTAL FINANCIALS		253,959,926

INDUSTRIALS - 1.2%
Industrial Conglomerates - 1.2%
General Electric Co. 5% (b)(f)	59,087,000	63,027,513
TOTAL PREFERRED SECURITIES
(Cost $300,168,891)		316,987,439
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.60% (g)	238,774,413	238,822,167
Fidelity Securities Lending Cash Central Fund 0.62% (g)(h)	2,949,610	2,950,200
TOTAL MONEY MARKET FUNDS
(Cost $241,737,144)		241,772,367
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $4,704,620,563)		5,446,552,867
NET OTHER ASSETS (LIABILITIES) - 0.4%		20,303,497
NET ASSETS - 100%		$5,466,856,364

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,139,698 or 4.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$350,867
Fidelity Securities Lending Cash Central Fund	30,106
Total	$380,973

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$131,597,318	$128,036,838	$3,560,480	$--
Consumer Staples	479,316,308	445,425,356	33,890,952	--
Energy	292,644,472	284,018,222	8,626,250	--
Financials	570,629,398	570,629,398	--	--
Health Care	484,618,939	442,827,298	41,791,641	--
Industrials	161,663,041	161,663,041	--	--
Information Technology	541,914,977	541,914,977	--	--
Materials	101,764,171	101,764,171	--	--
Real Estate	838,623,182	838,623,182	--	--
Telecommunication Services	167,356,118	162,665,936	4,690,182	--
Utilities	193,055,133	168,564,217	24,490,916	--
Corporate Bonds	739,173,794	--	739,173,794	--
Investment Companies	172,830,877	172,830,877	--	--
Bank Loan Obligations	12,605,333	--	12,605,333	--
Preferred Securities	316,987,439	--	316,987,439	--
Money Market Funds	241,772,367	241,772,367	--	--
Total Investments in Securities:	$5,446,552,867	$4,260,735,880	$1,185,816,987	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $4,711,083,662. Net unrealized appreciation aggregated $735,469,205, of which $808,733,129 related to appreciated investment securities and $73,263,924 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017